CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss before taxation	¥ (78,285)	¥ (316,221)	¥ (339,159)
Adjustments for
Amortization of land use rights	143	369	669
Depreciation of property, plant and equipment	15,371	44,583	67,976
(Gain) loss on disposal of property, plant and equipment	(70)	6,246	109
Bad debt provision of trade receivables	71,565	23,940	0
Write down of inventories	(2,733)	75,078	7,667
Impairment of non-current assets	36,683	230,359	421,641
Share based compensation	294	0	0
Finance costs	0	0	4,043
Interest expense (income)	206	(1,791)	(707)
Foreign exchange loss	0	84	1,376
Operating cash flows before working capital changes	43,174	62,647	163,615
Increase in inventories	23,808	19,034	16,242
Decrease (Increase) in trade receivables	(50,384)	(67,578)	40,022
Increase (Decrease) in other receivables, tax receivable and prepayments	12,058	8,481	(15,248)
Decrease in trade payable	(23,173)	(26,010)	(11,901)
Decrease (increase) in accrued liabilities, other payables and amounts owned to related parties	(7,529)	7,641	(4,233)
Cash generated from (used in) operations	(2,046)	4,215	188,497
Interest paid	0	(84)	(4,053)
Income tax paid	0	(12,816)	(22,462)
Net cash generated from (used in) operating activities	(2,046)	(8,685)	161,982
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	(5,618)	0	(164,697)
Proceed from disposal of property, plant and equipment	70	1,000	50
Decrease (Increase) in restricted cash	0	41,672	(12,800)
Interest received	0	1,791	705
Net cash generated from (used in) investing activities	(5,548)	44,463	(176,742)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of share capital	9,537	6,185	0
Dividend paid	0	0	(1,505)
New bank borrowings	0	0	48,813
Repayment of short-term loans	0	(40,076)	(94,816)
Net cash generated from (used in) financing activities	9,537	(33,891)	(47,508)
NET INCREASE IN CASH & EQUIVALENTS	1,943	1,887	(62,268)
CASH & EQUIVALENTS, BEGINNING OF YEAR	110	514	61,155
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	275	(2,291)	1,627
CASH & EQUIVALENTS, END OF YEAR	¥ 2,328	¥ 110	¥ 514